                        GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND
DREYFUS GVIT INTERNATIONAL VALUE FUND
DREYFUS GVIT MID CAP INDEX FUND
FEDERATED GVIT HIGH INCOME BOND FUND
GARTMORE GVIT ASIA PACIFIC LEADERS FUND
GARTMORE GVIT DEVELOPING MARKETS FUND
GARTMORE GVIT EMERGING MARKETS FUND
GARTMORE GVIT EUROPEAN LEADERS FUND
GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
GARTMORE GVIT GLOBAL SMALL COMPANIES FUND
GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
GARTMORE GVIT GLOBAL UTILITIES FUND
GARTMORE GVIT GOVERNMENT BOND FUND
GARTMORE GVIT GROWTH FUND
GARTMORE GVIT INTERNATIONAL GROWTH FUND
GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
GARTMORE GVIT MID CAP GROWTH FUND
GARTMORE GVIT MONEY MARKET FUND
GARTMORE GVIT MONEY MARKET FUND II
GARTMORE GVIT NATIONWIDE FUND
GARTMORE GVIT NATIONWIDE LEADERS FUND
GARTMORE GVIT OTC FUND
GARTMORE GVIT NATIONWIDE PRINCIPAL PROTECTED FUND
GARTMORE GVIT U.S. GROWTH LEADERS FUND
GARTMORE GVIT WORLDWIDE LEADERS FUND
GVIT EQUITY 500 INDEX FUND
GVIT SMALL COMPANY FUND
GVIT SMALL CAP GROWTH FUND
GVIT SMALL CAP VALUE FUND
J.P. MORGAN GVIT BALANCED FUND
VAN KAMPEN GVIT MULTI SECTOR BOND FUND

 Statement of Additional Information ("SAI") Supplement dated September 30, 2005 to SAI dated May 2, 2005

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
SAI.

Effective  September  22,  2005,  a  change  was  made to some of the  portfolio managers  that manage the GVIT Small Company Fund and GVIT Small Cap Value Fund.
As a result of these  changes,  the following  amendments are made to the SAI as they relate to these two Funds.

The following information is revised in Appendix C of the SAI:

1. The  information  related to Mary Champagne and Jeffrey  Petherick  under the heading "Gartmore Mutual Funds Capital Trust" in the table entitled "INVESTMENTS
IN EACH FUND" on page C-1 is deleted.

2. The following  information is added under the heading  "Gartmore Mutual Funds
Capital Trust" in the table entitled "INVESTMENTS IN EACH FUND" on page C-1 (all information is as of September 22, 2005):

Name of Portfolio Manager   Fund Name                 Dollar Range of
                                                      Investments in
                                                      Each Fund

Gary D. Haubold             GVIT Small Company        None
                            GVIT Small Cap Value      None
William Gerlach             GVIT Small Company        None
                            GVIT Small Cap Value      None
Charles Purcell             GVIT Small Company        None
                            GVIT Small Cap Value      None

3. The  information  related to Mary Champagne and Jeffrey  Petherick  under the heading  "Gartmore  Mutual Funds  Capital  Trust" in the table  entitled  "OTHER
MANAGED ACCOUNTS" on page C-14 is deleted.

4. The information related to Gary D. Haubold under the heading "Gartmore Mutual
Funds Capital Trust" in the table entitled "OTHER MANAGED ACCOUNTS" on page C-14 is deleted and replaced with the following (all  information is as of August 31,
2005):

-------------------------- -----------------------------------------------------
                           Number of Accounts Managed by Each Portfolio Manager
Name of Portfolio Manager  and Total Assets by Category
-------------------------- -----------------------------------------------------
Gary D. Haubold            Mutual Funds: 6 accounts, $2,901,210,611 total assets
                           (1 account, $13,705,637 total assets for which the
                           advisory fee is based on performance)
                           Other Pooled Investment
                           Vehicles:  4 accounts, $152,417,151 total assets
                           Other Accounts:  15 accounts, $2,742,923,684 total
                           assets
-------------------------- -----------------------------------------------------

5. The following  information is added under the heading  "Gartmore Mutual Funds
Capital Trust" in the table entitled "OTHER MANAGED  ACCOUNTS" on page C-14 (all information is as of August 31, 2005):

-------------------------- -----------------------------------------------------
                           Number of Accounts Managed by Each Portfolio Manager
Name of Portfolio Manager  and Total Assets by Category
-------------------------- -----------------------------------------------------
William Gerlach            Mutual Funds: 2 accounts, $52,659,221 total assets
                           Other Pooled Investment
                           Vehicles:  0 accounts, $0 total assets
                           Other Accounts:  3 accounts, $4,062,499 total assets
-------------------------- -----------------------------------------------------
Charles Purcell            Mutual Funds: 1 account, $39,072,657 total assets
                           Other Pooled Investment
                           Vehicles:  0 accounts, $0 total assets
                           Other Accounts:  3 accounts, $4,062,499 total assets
-------------------------- -----------------------------------------------------

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE